Related Parties (Details 2) (THCAP [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
THCAP [Member]
Related Party Transaction [Line Items]
Retainer fee	$ 28	$ 44	$ 2
Directors fee	8	7	11
Stock warrants compensation expenses			6
Total	$ 36	$ 51	$ 19